General and administrative expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General And Administrative Expenses [Line Items]
Outsourcing costs	$ 1,594	$ 1,816	$ 1,492
Technology costs	2,517	2,356	1,851
Consulting, legal and audit fees	1,281	1,616	1,619
Real estate and logistics costs	1,061	1,200	1,342
Market data services	696	749	684
Marketing and communication	563	575	408
Travel and entertainment	362	337	278
Litigation, regulatory and similar matters	(949)	(128)	809
Other	1,682	1,604	1,673
Total general and administrative expenses	8,807	$ 10,124	10,156
Onerous contracts provision
General And Administrative Expenses [Line Items]
Other			$ 296
Swisscard
General And Administrative Expenses [Line Items]
Other	$ 180